Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Fair Value of the Identifiable Net Liabilities
	December 31,	December 31,
	2023	2022
Gross carrying value of goodwill
Zhong Chuan Rui You	$7,239,936	$7,239,936
Superengine	4,488,664	4,488,664
BotBrain	3,849,207	3,849,207
Saleya	71,808,110	71,808,110
PICO	377,665	377,665
Less: impairment
Zhong Chuan Rui You	(7,239,936)	(3,619,968)
Superengine	(4,488,664)	-
BotBrain	(3,849,207)	(3,849,207)
Saleya	(71,808,110)	-

Net carrying value of goodwill
Zhong Chuan Rui You	-	3,619,968
Superengine	-	4,488,664
BotBrain	-	-
Saleya	-	71,808,110
PICO	377,665	377,665
	$377,665	$80,294,407